UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of August 31, 2016 (Unaudited)

Deutsche CROCI® Equity Dividend Fund

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 4.7%
Auto Components 2.4%
Johnson Controls, Inc.	571,705	25,086,415
Multiline Retail 2.3%
Target Corp.	351,456	24,668,697
Consumer Staples 12.5%
Beverages 5.0%
Coca-Cola Co.	609,380	26,465,373
PepsiCo, Inc.	246,065	26,267,439
		52,732,812
Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	360,708	25,768,979
Household Products 2.6%
Procter & Gamble Co.	313,131	27,339,468
Tobacco 2.5%
Philip Morris International, Inc.	271,726	27,153,579
Energy 5.2%
Oil, Gas & Consumable Fuels
Phillips 66	350,757	27,516,887
Valero Energy Corp.	506,552	28,037,653
		55,554,540
Health Care 9.9%
Biotechnology 2.5%
Amgen, Inc.	154,951	26,350,967
Pharmaceuticals 7.4%
Johnson & Johnson	211,967	25,296,142
Merck & Co., Inc.	451,315	28,338,069
Pfizer, Inc.	717,695	24,975,786
		78,609,997
Industrials 30.1%
Aerospace & Defense 7.4%
Lockheed Martin Corp. (a)	104,057	25,282,729
Raytheon Co.	195,412	27,383,084
United Technologies Corp.	245,585	26,137,611
		78,803,424
Electrical Equipment 7.4%
Eaton Corp. PLC	410,605	27,321,657
Emerson Electric Co.	471,932	24,861,378
Rockwell Automation, Inc.	226,179	26,220,931
		78,403,966
Industrial Conglomerates 5.0%
3M Co.	148,354	26,590,971
General Electric Co.	845,495	26,413,264
		53,004,235
Machinery 10.3%
Cummins, Inc.	214,285	26,916,339
Dover Corp.	368,139	26,690,078
Illinois Tool Works, Inc.	228,484	27,155,323
Parker-Hannifin Corp.	230,115	28,195,991
		108,957,731
Information Technology 20.5%
Communications Equipment 2.6%
Cisco Systems, Inc.	859,788	27,031,735
Electronic Equipment, Instruments & Components 2.6%
Corning, Inc.	1,230,669	27,923,880
IT Services 2.5%
International Business Machines Corp.	163,425	25,964,964
Semiconductors & Semiconductor Equipment 7.8%
Intel Corp.	759,319	27,251,959
QUALCOMM, Inc.	423,086	26,684,034
Xilinx, Inc.	530,640	28,765,994
		82,701,987
Software 2.4%
CA, Inc.	765,473	25,957,189
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	256,892	27,256,241
Materials 2.5%
Chemicals
LyondellBasell Industries NV "A"	338,458	26,700,952
Telecommunication Services 2.4%
Diversified Telecommunication Services
Verizon Communications, Inc.	478,074	25,017,612
Utilities 11.9%
Electric Utilities 2.4%
NextEra Energy, Inc.	207,966	25,151,408
Multi-Utilities 9.5%
Consolidated Edison, Inc.	332,961	25,055,315
Dominion Resources, Inc.	345,623	25,631,402
Public Service Enterprise Group, Inc.	585,760	25,047,098
Sempra Energy	238,477	24,951,848
		100,685,663
Total Common Stocks (Cost $976,955,415)		1,056,826,441
Securities Lending Collateral 2.3%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.31% (b) (c) (Cost $24,425,000)	24,425,000	24,425,000
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 0.38% (b) (Cost $1,958,741)	1,958,741	1,958,741
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $1,003,339,156) †	102.2	1,083,210,182
Other Assets and Liabilities, Net	(2.2)	(22,895,356)
Net Assets	100.0	1,060,314,826

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $1,003,722,934. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $79,487,248. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $108,051,539 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,564,291.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $24,297,000, which is 2.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,056,826,441	$—	$—	$1,056,826,441
Short-Term Investments (d)	26,383,741	—	—	26,383,741
Total	$1,083,210,182	$—	$—	$1,083,210,182

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Equity Dividend Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016